SUPPLEMENT TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is July 23, 2014.
For the MFS® Funds listed below:

MFS® ASIA PACIFIC EX-JAPAN FUND
MFS® EMERGING MARKETS DEBT FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND
MFS® EQUITY INCOME FUND
MFS® EUROPEAN EQUITY FUND
MFS® LATIN AMERICAN EQUITY FUND

MFS Asia Pacific ex-Japan Fund, MFS European Equity Fund, and MFS Latin American Equity Fund were terminated as of July 23, 2014.  Effective immediately, all references to MFS Asia Pacific ex-Japan Fund, MFS European Equity Fund, and MFS Latin American Equity Fund are hereby deleted in their entirety.

1007948	MFS-MULTI-NOVEMBER-SAI-COMBINED-SUP-072314